Shareholders' Equity (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Stockholders' Equity Note [Abstract]
Conditional Capital Not Exceed Issued Capital	10.00%
Conditional capital [line items]
Common stock, no par value	$ 1
Class of Stock [Line Items]
Common stock authorized	385,396,450
Payment of dividends	$ 280,649	$ 231,967	$ 231,940
Common Stock, Dividends, Per Share, Declared	$ 0.65	$ 0.61	$ 0.58
Preferred Stock, Dividends Per Share, Declared	$ 0.67	$ 0.63	$ 0.6
Authorized capital 2010 one [Member]
Class of Stock [Line Items]
Common stock authorized	35,000
Authorized capital 2010 two [Member]
Class of Stock [Line Items]
Common stock authorized	25,000
Common Stock, No par value [Member]
Class of Stock [Line Items]
Stock options beginning balance	12,024,817	12,152,000
Weighted average remaining contractual life in years	2.79
Stock options exercised during the period	1,885,921
Preferred Stock, No par value [Member]
Class of Stock [Line Items]
Stock options beginning balance	49,090	59,000
Weighted average remaining contractual life in years	2.80
Stock options exercised during the period	8,523
Stock Options [Member]
Conditional capital [line items]
Conditional capital increase	$ 12,000	$ 15,000
Conditional Capital increase (in shares)		15,000
Common stock, no par value	$ 1.00	$ 1.00